Real Estate - Summary of Purchase Price Allocation (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2018 USD ($) ft²	Dec. 31, 2017 USD ($) ft²	Dec. 31, 2016 USD ($)
Real Estate [Line Items]
Land	$ 122,482	$ 122,482	$ 117,569
In-place lease valuation - above (below) market	(62,070)	(62,070)	(61,069)
Payable- Ground Lease Payments	$ (853,708)	$ (906,059)
Approx. Square Feet | ft²	7,300,000	7,300,000
Investment Building and Building Improvements	$ 819,079	$ 815,721	787,999
Deferred Costs, Leasing, Gross	240,364	240,364	227,407
In-place lease valuation (above market)	4,046	4,046	3,828
Quaker Property [Member]
Real Estate [Line Items]
Receivable- Ground Lease	0
Payable- Ground Lease Payments	0
McKesson Property [Member]
Real Estate [Line Items]
Receivable- Ground Lease	0
Payable- Ground Lease Payments	0
Griffin Capital Essential Asset REIT, Inc. [Member]
Real Estate [Line Items]
Land	352,419	341,432	374,557
Payable- Ground Lease Payments	(1,670,100)	(1,633,495)
Acquisition cost	5,700
Investment Building and Building Improvements	2,172,884	2,022,372	2,102,785
Deferred Costs, Leasing, Gross	532,207	494,871	541,646
In-place lease valuation (above market)	42,736	42,736	47,419
In-place lease valuation (below market)	(55,482)	(49,774)	$ (51,966)
Griffin Capital Essential Asset REIT, Inc. [Member] | Griffin Capital (Highway 94) Investors, DST [Member]
Real Estate [Line Items]
Land		5,886
Building and improvements		108,000
Tenant origination and absorption costs		19,859
Real Estate Investments, Net		134,128
Acquisition cost		4,100
Griffin Capital Essential Asset REIT, Inc. [Member] | HealthSpring [Member]
Real Estate [Line Items]
Purchase Price		130,000
Acquisition cost		$ 3,791
Approx. Square Feet | ft²		451,600
Griffin Capital Essential Asset REIT, Inc. [Member] | Quaker Property [Member]
Real Estate [Line Items]
Purchase Price	59,600
Land	5,433
Building and improvements	50,953
Tenant origination and absorption costs	4,387
In-place lease valuation - above (below) market	(502)
Real Estate Investments, Net	60,271
Acquisition cost	$ 1,777
Approx. Square Feet | ft²	605,400
Griffin Capital Essential Asset REIT, Inc. [Member] | McKesson Property [Member]
Real Estate [Line Items]
Purchase Price	$ 67,000
Land	312
Building and improvements	45,109
Tenant origination and absorption costs	24,652
In-place lease valuation - above (below) market	(933)
Real Estate Investments, Net	69,140
Acquisition cost	$ 2,139
Approx. Square Feet | ft²	271,100
Griffin Capital Essential Asset REIT, Inc. [Member] | Shaw Property [Member]
Real Estate [Line Items]
Purchase Price	$ 56,526
Land	5,465
Building and improvements	48,820
Tenant origination and absorption costs	8,297
In-place lease valuation - above (below) market	(4,273)
Receivable- Ground Lease	2,008
Payable- Ground Lease Payments	(2,008)
Real Estate Investments, Net	58,309
Acquisition cost	$ 1,782
Approx. Square Feet | ft²	1,001,500
Griffin Capital Essential Asset REIT, Inc. [Member] | Leases, Acquired-in-Place, Market Adjustment [Member] | Griffin Capital (Highway 94) Investors, DST [Member]
Real Estate [Line Items]
In-place lease valuation - above (below) market		$ 383
The Allstate Property [Member]
Real Estate [Line Items]
Land		1,808
Real Estate Investments, Net		14,897
Acquisition cost		$ 1,200
Approx. Square Feet | ft²		70,300
Investment Building and Building Improvements		$ 9,071
Deferred Costs, Leasing, Gross		5,019
In-place lease valuation (above market)		0
In-place lease valuation (below market)		(1,001)
MISO Property [Member]
Real Estate [Line Items]
Land		3,104
Real Estate Investments, Net		$ 29,336
Approx. Square Feet | ft²		133,400
Investment Building and Building Improvements		$ 18,077
Deferred Costs, Leasing, Gross		7,937
In-place lease valuation (above market)		218
In-place lease valuation (below market)		$ 0